Investments in Unconsolidated Joint Ventures Investment in Unconsolidated Joint Ventures (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended									0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 30, 2013 125 West 55th Street [Member] sqft	May 31, 2013 767 5th Avenue (The General Motors Building) [Member] partners	Apr. 10, 2013 Mountain View Research And Technology Parks [Member]	Apr. 10, 2013 Mountain View Research [Member]	Apr. 10, 2013 Mountain View Technology [Member]	Oct. 29, 2013 Annapolis Junction Building Six [Member] sqft	Feb. 28, 2013 Annapolis Junction Building Six [Member] sqft	May 31, 2013 500 North Capitol [Member]	Mar. 31, 2013 500 North Capitol [Member] sqft	Apr. 04, 2013 Annapolis Junction Building Seven [Member] Y	Sep. 26, 2013 Annapolis Junction Building Seven [Member] sqft	Jun. 05, 2013 540 Madison Avenue [Member]	Jul. 19, 2013 Eighth Avenue and Forty Sixth Street [Member]	May 30, 2013 Company [Member] 125 West 55th Street [Member]	Apr. 10, 2013 Company [Member] Mountain View Research And Technology Parks [Member]	Jul. 19, 2013 Company [Member] Eighth Avenue and Forty Sixth Street [Member]	May 31, 2013 Construction Loans [Member] 500 North Capitol [Member]	May 31, 2013 Construction Loans [Member] Company [Member] 500 North Capitol [Member]	May 31, 2013 First Mortgage [Member] 500 North Capitol [Member]	Jun. 05, 2013 First Mortgage [Member] 540 Madison Avenue [Member]	Jun. 05, 2013 Prior to refinance first mortgage loan [Member] 540 Madison Avenue [Member]	Jun. 05, 2013 Prior to refinance first mortgage loan [Member] Company [Member] 540 Madison Avenue [Member]	Oct. 29, 2013 Prior to extension [Member] Annapolis Junction Building Six [Member]	Apr. 10, 2013 Mountain View Research And Technology Parks [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.00%	LIBOR plus 2.50%	LIBOR plus 1.65%											LIBOR plus 1.65%			LIBOR plus 1.50%
Equity Method Investment, Ownership Percentage				60.00%					50.00%	50.00%	30.00%	30.00%	50.00%	50.00%	60.00%	50.00%											39.50%
Repayments of Secured Debt	$ 80,311,000	$ 253,877,000	$ 1,251,841,000				$ 90,000,000	$ 20,000,000												$ 90,600,000				$ 118,000,000
Imputed Sales Price																45,000,000
Net Rentable Area				588,000					119,000	119,000		231,000		125,000
Contractual Sales Price				470,000,000
Carrying Value of Debt Assumed in Sale				198,600,000
Coupon/Stated Rate (percent)	3.625%			6.09%																		4.15%		5.20%
Cash Proceeds from the Sale of Real Estate Property				253,700,000												21,800,000	152,200,000
Gain on sale of real estate				43,200,000												12,600,000			11,300,000
Number of Joint Venture Partners					2
Construction Loan Facility Borrowing Capacity													22,000,000
Debt Instrument, Basis Spread on Variable Rate							2.00%	2.50%	1.65%				1.65%							1.65%			1.50%
Maturity date	Feb. 15, 2014			Mar. 10, 2020			May 31, 2014	Nov. 22, 2014	Nov. 17, 2014				Apr. 04, 2016							Oct. 14, 2014		Jun. 06, 2023	Jun. 05, 2018	Jul. 11, 2013		Nov. 17, 2013
Construction Loan									14,000,000
Gains (losses) from early extinguishments of debt	122,000	(4,453,000)	(1,494,000)			(400,000)												(200,000)		(1,000,000)	(300,000)			(300,000)	(200,000)
Proceeds from mortgage notes payable	0	0	1,178,306,000																			105,000,000	120,000,000
Repayments of Notes Payable							8,600,000	3,700,000
Number of extensions													2
Extension Option (in years)													1
Ownership upon acquisition																											100.00%
Gain on consolidation of joint ventures	$ 385,991,000	$ 0	$ 0		$ 359,500,000	$ 26,500,000